INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	19. INTANGIBLE ASSETS
a) Goodwill

			Group
	Cost	Accumulated impairment	Carrying amount
	£m	£m	£m
At 1 January 2025 and 31 December 2025	1,269	(70)	1,199
Impairment of goodwill
In 2025 and 2024, for the Santander UK group, no impairment of goodwill was recognised. Goodwill is tested for impairment annually, or more frequently, if reviews identify an impairment indicator or when events or changes in circumstances dictate. Goodwill is tested for impairment annually at 31 December, with a review for impairment indicators at 30 June. Impairment is required where the carrying value of goodwill exceeds its recoverable amount.
In 2025, the annual review identified that the uncertain macroeconomic and geopolitical environment increases the risk around the UK economic trajectory, and its potential impact on the carrying value of goodwill as impairment indicators for all cash-generating units (CGUs).
Basis of the recoverable amount
The recoverable amount of all CGUs was determined based on a value in use (VIU) methodology at each testing date. For each CGU, the VIU is calculated by discounting management’s cash flow projections for the CGU. The cash flow projections also take account of increased internal capital allocations needed to achieve internal and regulatory capital targets including the leverage ratio. The key assumptions used in the VIU calculation for each CGU are set out below. The
Retail & Business Banking segment consists of the Private Banking CGU and the rest of Retail & Business Banking, known as the Personal Financial Services
CGU.
Carrying amount of Goodwill and discount rate by CGU in the VIU calculation:

		Goodwill		Discount rate
	2025	2024	2025	2024
CGU	£m	£m	%	%
Personal Financial Services	1,169	1,169	12.3	12.1
Private Banking	30	30	9.2	10.0
	1,199	1,199
The CGUs do not carry on their balance sheets any other intangible assets with indefinite useful lives.
Management’s judgement in estimating the forecast cash flows of a CGU
The cash flow projections for the purpose of impairment testing for each CGU are derived from the latest 3-year plan presented to the Board. The Board challenges and endorses management’s planning assumptions in light of internal capital allocations needed to support Santander UK’s strategy, current market conditions and the macroeconomic outlook. For the goodwill impairment tests conducted at 31 December 2025, the determination of the carrying amount of the
Personal Financial Services CGU was based on an allocation of regulatory capital and management’s cash flow projections until the end of 2028. The assumptions included in the cash flow projections reflect an allocation to the cost of capital to support future growth, as well as the expected impact of recent events in the UK economic environment on the financial outlook within which the CGUs operate. The cash flow projections are supported by Santander UK’s base case economic scenario. For more on the base case economic scenario, including our forecasting approach and the assumptions in place at 31 December 2025, see the Credit risk – Santander UK group level section of the Risk review. The cash flow projections take into account the likely impact of recent changes to the
BoE Bank Rate, inflation and also consider the impact of future climate change.
Cash flow projections for the purpose of impairment testing do not take account of any adverse outcomes arising from contingent liabilities (see Note 30), whose existence will be confirmed by uncertain future events or where any obligation is not probable or otherwise cannot be measured reliably, nor do they take account of the benefits arising from Santander UK’s transformation plans that had not yet been implemented or committed at 31 December 2025.
Discount rate
The rate used to discount the forecast cash flows is based on the cost of equity assigned to each CGU, which is derived using a capital asset pricing model
(CAPM) and calculated on a post-tax basis. The CAPM depends on a number of inputs reflecting financial and economic variables, including the risk-free rate and a premium to reflect the inherent risk of the business being evaluated. These variables are based on the market’s assessment of the economic variables and management’s judgement. The inputs to the CAPM are observable on a post-tax basis. In determining the discount rate, management has identified the cost of equity associated with market participants that closely resemble our CGUs and adjusted them for tax to arrive at the pre-tax equivalent rate. The pre-tax equivalent rate applicable to the Personal Financial Services CGU was 16.7% (2024:16.5%) and Private Banking CGU was 13.0% (2024: 15.1%). The Private
Banking CGU has a different discount rate compared to the Personal Financial Services CGU because they operate in different markets and therefore have different comparables.
Growth rate beyond initial cash flow projections
The growth rate for periods beyond the initial cash flow projections is used to extrapolate the forecast cash flows in perpetuity because of the long-term perspective of CGUs. In line with the accounting requirements, management uses the UK Government’s official estimate of UK long-term average GDP growth rate, as this is lower than management's estimate of the long-term average growth rate of the business. The estimated UK long-term average GDP growth rate has regard to the long-term impact of inherent uncertainties, such as elevated wage growth, weak productivity, large government debt burden and fragile business and consumer confidence.
Goodwill arising on the acquisition of Personal Financial Services and Private Banking
The VIU of each CGU remains higher than the carrying value of the related goodwill. The VIU review at 31 December 2025 did not indicate the need for an impairment in the Company’s goodwill balances. Management considered the level of headroom and the uncertainty relating to the respective estimates of the
VIU for those CGUs but determined that there was a sufficient basis to conclude that no impairment was required.
Sensitivities of key assumptions in calculating the value in use
At 31 December 2025 and 31 December 2024, the VIU of the Personal Financial Services CGU was sensitive to reasonably possible changes in the key assumptions supporting the recoverable amount.
The table below presents a summary of the key assumptions underlying the most sensitive inputs to the model for the Personal Financial Services CGU, the main risks associated with each and details of a reasonably possible change in assumptions, such as a decrease in mortgage new business. The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.
Reasonably possible changes in key assumptions

CGU	Input	Key assumptions	Associated risks	Reasonably possible change
Personal Financial Services	Cash flow projections	–Bank Rate –UK house price growth –UK mortgage loan market growth –UK unemployment rate –Position in the market –Regulatory capital levels.	–Uncertain market outlook –Higher interest rate environment impact on customer affordability –Customer remediation and regulatory action outcomes –Uncertain regulatory capital requirements.	–Cash flow projections decrease by 5% (2024: 10%).
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–Market rates of interest rise.	–Discount rate increases by 100 basis points (2024: increased by 100 basis points).
At 31 December 2025 and 31 December 2024, a reasonably possible change in the key assumptions in relation to the VIU calculation for the goodwill balance in the Personal Financial Services CGU would have resulted in a decrease in headroom as follows.

		Decrease in headroom
		2025	2024
CGU	Reasonably possible change	£m	£m
Personal Financial Services	Cash flow projections decrease by 5% (2024: 10%)	438	764
	Discount rate increases by 100 basis points (2024: increased by 100 basis points)	723	622
Sensitivity of Value in use changes to current assumptions to achieve £nil headroom
Although there was no impairment of goodwill relating to the Personal Financial Services CGU or the Private Banking CGU at 31 December 2025, the test for the
Personal Financial Services CGU remains sensitive to some of the assumptions used, as described above. In addition, the changes in assumptions detailed below for the discount rate and cash flow projections would eliminate the current headroom. As a result, there is a risk of impairment in the future should business performance or economic factors diverge from forecasts.
In 2025, there was an increase in headroom driven by higher cash flow forecasts.
The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2025	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in forecast cash flows
CGU	£m	£m	£m	bps	%
Personal Financial Services	8,072	8,752	680	94	8

2024
Personal Financial Services	7,294	7,639	345	53	5
b) Other intangibles

			Group
	Cost	Accumulated amortisation/ impairment	Carrying amount
	£m	£m	£m
At 1 January 2025	756	(416)	340
Additions	106	—	106
Disposals	(44)	39	(5)
Charge	—	(129)	(129)
At 31 December 2025	818	(506)	312

At 1 January 2024	1,339	(990)	349
Additions	120	—	120
Disposals	(703)	700	(3)
Charge	—	(126)	(126)
At 31 December 2024	756	(416)	340
Other intangibles which consist of computer software, include computer software under development of £80m (2024: £99m), of which £35m is internally generated
(2024: £20m).
The impairment charge of £nil (2024: £5m) relates to computer software no longer expected to yield future economic benefits.